Related Party Relationships and Transactions - Summary of Subsidiaries, Associate and Joint Venture (Detail)	12 Months Ended
Mar. 31, 2024
Wipro, LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro, LLC
Country of Incorporation	USA
Aggne Global I T Services Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Aggne Global IT Services Private Limited
Country of Incorporation	India
Wipro Gallagher Solutions, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Gallagher Solutions, LLC
Country of Incorporation	USA
Wipro Insurance Solutions LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Insurance Solutions, LLC
Country of Incorporation	USA
Wipro IT Services, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services, LLC
Country of Incorporation	USA
Health Plan Services, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	HealthPlan Services, Inc
Country of Incorporation	USA
Wipro Appirio, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Appirio, Inc.
Country of Incorporation	USA
Designit North America Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit North America, Inc.
Country of Incorporation	USA
Infocrossing, LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Infocrossing, LLC
Country of Incorporation	USA
International TechneGroup Incorporated [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	International TechneGroup Incorporated
Country of Incorporation	USA
Wipro NextGen Enterprise Inc. (formerly known as LeanSwift Solutions, Inc.)
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro NextGen Enterprise Inc. (formerly known as LeanSwift Solutions, Inc.)
Country of Incorporation	USA
Wipro Designit Services, Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Designit Services, Inc.
Country of Incorporation	USA
Wipro Telecom Consulting L L C formerly known as Convergence Acceleration Solutions L L C [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Telecom Consulting LLC (formerly known as Convergence Acceleration Solutions, LLC)
Country of Incorporation	USA
Wipro VLSI Design Services LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro VLSI Design Services, LLC
Country of Incorporation	USA
Aggne Global Inc [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Aggne Global Inc.
Country of Incorporation	USA
Cardinal US Holdings, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Cardinal US Holdings, Inc.
Country of Incorporation	USA
Rizing Intermediate Holdings, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Intermediate Holdings, Inc.
Country of Incorporation	USA
Edgile, LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Edgile, LLC
Country of Incorporation	USA
Wipro Overseas IT Services Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Overseas IT Services Private Limited
Country of Incorporation	India
Wipro Japan KK [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Japan KK
Country of Incorporation	Japan
Wipro Shanghai Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Shanghai Limited
Country of Incorporation	China
Wipro Trademarks Holding Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Trademarks Holding Limited
Country of Incorporation	India
Wipro Travel Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Travel Services Limited
Country of Incorporation	India
Wipro Holdings UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Holdings (UK) Limited
Country of Incorporation	U.K
Wipro VLSI Design Services India Private Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro VLSI Design Services India Private Limited
Country of Incorporation	India
Designit AS [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit A/S
Country of Incorporation	Denmark
Designit Denmark A/S [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Denmark A/S
Country of Incorporation	Denmark
Designit Germany GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Germany GmbH
Country of Incorporation	Germany
Designit Oslo A/S [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Oslo A/S
Country of Incorporation	Norway
Designit Sweden AB [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Sweden AB
Country of Incorporation	Sweden
Designit T.L.V Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit T.L.V Ltd.
Country of Incorporation	Israel
Designit Spain Digital, S.L.U [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Spain Digital, S.L.U
Country of Incorporation	Spain
Wipro UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro UK Limited
Country of Incorporation	U.K.
Wipro IT Services S.R.L. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services S.R.L.
Country of Incorporation	Romania
Wipro Gulf LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Gulf LLC
Country of Incorporation	Sultanate of Oman
Wipro Bahrain Limited Co. W.L.L [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Bahrain Limited Co. W.L.L
Country of Incorporation	Bahrain
Wipro Czech Republic I T Services s.r.o. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Czech Republic IT Services s.r.o.
Country of Incorporation	Czech Republic
Wipro 4C NV [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro 4C NV
Country of Incorporation	Belgium
Wipro 4C Nederland B.V [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro 4C Nederland B.V
Country of Incorporation	Netherlands
Wipro c r m Services ApS formerly known as Wipro 4C Danmark ApS [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro CRM Services ApS (formerly known as Wipro 4C Danmark ApS)
Country of Incorporation	Denmark
Wipro C R M Services UK Limited formerly known as Wipro Weare4C UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro CRM Services UK Limited (formerly known as Wipro Weare4C UK Limited)
Country of Incorporation	U.K
Wipro 4C Consulting France SAS [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro 4C Consulting France SAS
Country of Incorporation	France
Wipro IT Services UK Societas [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services UK Societas
Country of Incorporation	U.K.
Wipro Doha LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Doha LLC
Country of Incorporation	Qatar
Wipro Technologies SA DE CV [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SA DE CV
Country of Incorporation	Mexico
Wipro Holdings Hungary Korlatolt Felelossegu Tarsasag [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Holdings Hungary Korlátolt Felelősségű Társaság
Country of Incorporation	Hungary
Wipro Holdings Investment Korlátolt Felelősségű Társaság [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Holdings Investment Korlátolt Felelősségű Társaság
Country of Incorporation	Hungary
Women's Business Park Technologies Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Women's Business Park Technologies Limited
Country of Incorporation	Saudi Arabia
Wipro IT Services Poland SP Z.O.O [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Poland SP Z.O.O
Country of Incorporation	Poland
Wipro Regional Headquarter [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Regional Headquarter
Country of Incorporation	Saudi Arabia
Wipro Technologies Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Australia Pty Ltd
Country of Incorporation	Australia
Wipro Technologies South Africa (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies South Africa (Proprietary) Limited
Country of Incorporation	South Africa
Wipro Technologies Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Nigeria Limited
Country of Incorporation	Nigeria
Wipro IT Services Ukraine LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Service Ukraine, LLC
Country of Incorporation	Ukraine
Wipro Information Technology Netherlands BV. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology Netherlands BV.
Country of Incorporation	Netherlands
Wipro Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Portugal S.A.
Country of Incorporation	Portugal
Wipro Technologies Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Limited
Country of Incorporation	Russia
Wipro Technology Chile SPA [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technology Chile SPA
Country of Incorporation	Chile
Wipro Ampion Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Ampion Holdings Pty Ltd
Country of Incorporation	Australia
Wipro Revolution IT Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Revolution IT Pty Ltd
Country of Incorporation	Australia
Wipro Solutions Canada Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Solutions Canada Limited
Country of Incorporation	Canada
Wipro Information Technology Kazakhstan LLP [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology Kazakhstan LLP
Country of Incorporation	Kazakhstan
Wipro Technologies W.T. Sociedad Anonima [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies W.T. Sociedad Anonima
Country of Incorporation	Costa Rica
Wipro Outsourcing Services (Ireland) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Outsourcing Services (Ireland) Limited
Country of Incorporation	Ireland
Wipro Technologies Peru SAC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Peru SAC
Country of Incorporation	Peru
Wipro do Brasil Technologia Ltda [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro do Brasil Technologia Ltda
Country of Incorporation	Brazil
Wipro Technologies SA [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SA
Country of Incorporation	Argentina
Wipro Technologies S.R.L [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SRL
Country of Incorporation	Romania
PT WT Indonesia [member]
Disclosure of subsidiaries [line items]
Subsidiaries	PT. WT Indonesia
Country of Incorporation	Indonesia
Wipro (Thailand) Co. Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Thailand) Co. Limited
Country of Incorporation	Thailand
Rainbow Software LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rainbow Software LLC
Country of Incorporation	Iraq
Wipro Arabia Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Arabia Limited
Country of Incorporation	Saudi Arabia
Attune Consulting India Private Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune Consulting India Private Limited
Country of Incorporation	India
Wipro Networks Pte Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Networks Pte Limited
Country of Incorporation	Singapore
Wipro (Dalian) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Dalian) Limited
Country of Incorporation	China
Wipro Technologies SDN BHD [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SDN BHD
Country of Incorporation	Malaysia
Wipro Chengdu Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Chengdu Limited
Country of Incorporation	China
Wipro Philippines, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Philippines, Inc.
Country of Incorporation	Philippines
Wipro IT Services Bangladesh Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Bangladesh Limited
Country of Incorporation	Bangladesh
Wipro HR Services India Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro HR Services India Private Limited
Country of Incorporation	India
Capco Technologies Private Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Technologies Private Limited
Country of Incorporation	India
Wipro Technology Product Services Private Limited (formerly known as Encore Theme Technologies Private Limited)
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technology Product Services Private Limited (formerly known as Encore Theme Technologies Private Limited)
Country of Incorporation	India
Wipro Financial Outsourcing Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Financial Outsourcing Services Limited
Country of Incorporation	U.K
Wipro Technologies Gmbh [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies GmbH
Country of Incorporation	Germany
Wipro IT Services Austria GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Austria GmbH
Country of Incorporation	Austria
Wipro Do Brasil Sistemas De Informatica Ltda [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Do Brasil Sistemas De Informatica Ltda
Country of Incorporation	Brazil
Wipro do Brasil Servicos Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro do Brasil Servicos Ltda
Country of Incorporation	Brazil
HealthPlan Services Insurance Agency, LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	HealthPlan Services Insurance Agency, LLC
Country of Incorporation	USA
International TechneGroup Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	International TechneGroup Ltd.
Country of Incorporation	U.K.
ITI Proficiency Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	ITI Proficiency Ltd
Country of Incorporation	Israel
MechWorks S.R.L. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	MechWorks S.R.L.
Country of Incorporation	Italy
Wipro Designit Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Designit Services Limited
Country of Incorporation	Ireland
Topcoder, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Topcoder, LLC.
Country of Incorporation	USA
CloudSocius DMCC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	CloudSocius DMCC
Country of Incorporation	United Arab Emirates
Wipro Appirio (Ireland) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Appirio (Ireland) Limited
Country of Incorporation	Ireland
Wipro Appirio UK Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Appirio UK Limited
Country of Incorporation	U.K.
Grove Holdings 2 S.a.r.l [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Grove Holdings 2 S.á.r.l
Country of Incorporation	Luxembourg
Capco Solution Services GmbH [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Solution Services GmbH
Country of Incorporation	Germany
The Capital Markets Company Italy Srl [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company Italy Srl
Country of Incorporation	Italy
The Capital Markets Company BV [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company BV
Country of Incorporation	Belgium
Capco Brasil Servicos E Consultoria Em Informatica Ltda [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Brasil Serviços E Consultoria Ltda (formerly known as Capco Brasil Serviços E Consultoria Em Informática Ltda)
Country of Incorporation	Brazil
The Capital Markets Company LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company LLC
Country of Incorporation	USA
The Capital Markets Company S.á.r.l [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company S.á.r.l
Country of Incorporation	Switzerland
Andrion AG [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Andrion AG
Country of Incorporation	Switzerland
The Capital Markets Company BV [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company BV
Country of Incorporation	Netherlands
Capco Belgium BV [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Belgium BV
Country of Incorporation	Belgium
The Capital Markets Company (UK) Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company (UK) Ltd
Country of Incorporation	U.K.
Capco (UK) 1, Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco (UK) 1, Limited
Country of Incorporation	U.K.
The Capital Markets Company Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company Limited
Country of Incorporation	Canada
LeanSwift AB [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	LeanSwift AB
Country of Incorporation	Sweden
Capco Consulting Services LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consulting Services LLC
Country of Incorporation	USA
Capco RISC Consulting LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco RISC Consulting LLC
Country of Incorporation	USA
ATOM Solutions LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	ATOM Solutions LLC
Country of Incorporation	USA
Crowdsprint Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Crowdsprint Pty Ltd
Country of Incorporation	Australia
Wipro Shelde Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Shelde Australia Pty Ltd
Country of Incorporation	Australia
Attune Netherlands B.V [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune Netherlands B.V.
Country of Incorporation	Netherlands
Wipro Business Solutions Gmbh [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Business Solutions GmbH
Country of Incorporation	Germany
Attune Australia Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune Australia Pty Ltd
Country of Incorporation	Australia
Rizing Consullting USA Inc [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Consulting USA, Inc
Country of Incorporation	USA
Rizing Germany GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Germany GmbH
Country of Incorporation	Germany
Attune Italia S R L [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune Italia S.R.L
Country of Incorporation	Italy
Rizing Management LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Management LLC
Country of Incorporation	USA
Attune UK Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Attune UK Ltd.
Country of Incorporation	U.K.
Rizing Lanka Private Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Lanka (Private) Ltd
Country of Incorporation	Sri Lanka
Rizing Solutions Canada Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Solutions Canada Inc.
Country of Incorporation	Canada
Rizing LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing LLC
Country of Incorporation	USA
Capco Consulting Services (Guangzhou) Company Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consulting Services (Guangzhou) Company Limited
Country of Incorporation	China
The Capital Markets Company s.r.o [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company s.r.o
Country of Incorporation	Slovakia
The Capital Markets Company S.A.S [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company S.A.S
Country of Incorporation	France
Capco Poland sp. z.o.o [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Poland sp. z.o.o
Country of Incorporation	Poland
CapAfric Consulting (Pty) Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	CapAfric Consulting (Pty) Ltd
Country of Incorporation	South Africa
Capco Consulting Singapore Pte. Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consulting Singapore Pte. Ltd
Country of Incorporation	Singapore
The Capital Markets Company GmbH [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company GmbH
Country of Incorporation	Germany
Capco Austria GmbH [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Austria GmbH
Country of Incorporation	Austria
Capco Consultancy (Malaysia) Sdn. Bhd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consultancy (Malaysia) Sdn. Bhd
Country of Incorporation	Malaysia
Capco Greece Single Member P.C [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Greece Single Member P.C
Country of Incorporation	Greece
Capco Consultancy (Thailand) Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Capco Consultancy (Thailand) Ltd
Country of Incorporation	Thailand
Wipro Technology Solutions S R L [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technology Solutions S.R.L
Country of Incorporation	Romania
Aasonn Philippines Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Aasonn Philippines Inc.
Country of Incorporation	Philippines
Rizing BV [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing B.V.
Country of Incorporation	Netherlands
Rizing Consulting Ireland Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Consulting Ireland Limited
Country of Incorporation	Ireland
Rizing Consulting Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Consulting Pty Ltd.
Country of Incorporation	Australia
Rizing Geospatial LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Geospatial LLC
Country of Incorporation	USA
Rizing GmbH [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing GmbH
Country of Incorporation	Germany
Rizing Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Limited
Country of Incorporation	U.K.
Rizing Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Pte Ltd.
Country of Incorporation	Singapore
Rizing New Zealand Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing New Zealand Ltd.
Country of Incorporation	New Zealand
Rizing Philippines Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Philippines Inc.
Country of Incorporation	Philippines
Rizing SDN BHD [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing SDN BHD
Country of Incorporation	Malaysia
Rizing Solutions Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rizing Solutions Pty Ltd
Country of Incorporation	Australia
Synchrony Global SDN BHD [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Synchrony Global SDN BHD
Country of Incorporation	Malaysia
The Capital Markets Company Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	The Capital Markets Company Limited
Country of Incorporation	Hong Kong